Basis of presentation	12 Months Ended
Dec. 31, 2020
Basis of presentation [abstract]
Basis of presentation
2.   Basis of presentation

The Company prepares its consolidated financial statements on a going concern basis in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and IFRS Interpretations Committee (“IFRIC”) which the Canadian Accounting Standards Board has approved for incorporation into Part I of the Chartered Professional Accountants Canada Handbook.  These consolidated financial statements have been prepared under the historical cost method, except for certain financial instruments measured at fair value. The Company has consistently applied the accounting policies used in preparation of these consolidated financial statements throughout all the periods presented. In preparing these financial statements, management has considered all available information about the future, which is at least, but not limited to, twelve months from year-end. Significant accounting judgments and estimates used by management in the preparation of these consolidated financial statements are presented in Note 4.